Loans and Allowance for Credit Losses - Loans by Portfolio Class and Internal Credit Quality Rating (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans by origination year
Total loans	$ 373,835	$ 388,213
Total outstanding commitments	778,392	780,670
Modified loans	3,726
Loans purchased from GNMA mortgage pools
Loans by origination year
Modified loans	1,839
Pass
Loans by origination year
Total loans	361,687	382,382
Total outstanding commitments	762,869	772,804
Total Criticized
Loans by origination year
Total loans	12,148	5,831
Total outstanding commitments	15,523	7,866
Special Mention
Loans by origination year
Total loans	3,564	1,794
Total outstanding commitments	5,053	2,825
Classified
Loans by origination year
Total loans	8,584	4,037
Total outstanding commitments	10,470	5,041
Residential mortgages | Pass | Loans purchased from GNMA mortgage pools
Loans by origination year
Loans 90 days or more past due	2,000	2,200
Modified loans	1,200	1,000
Commercial | Commercial
Loans by origination year
Originated in 2023/ 2022	44,706	61,789
Originated in 2022/2021	40,982	26,648
Originated in 2021/2020	9,490	7,255
Originated in 2020/2019	3,332	4,223
Originated in 2019	1,461
Originated prior to 2019	4,081
Originated prior to 2019		9,179
Revolving	27,829	26,596
Total loans	131,881	135,690
Modified loans	365
Commercial | Commercial | Pass
Loans by origination year
Originated in 2023/ 2022	43,023	61,229
Originated in 2022/2021	40,076	26,411
Originated in 2021/2020	9,219	7,049
Originated in 2020/2019	3,169	3,962
Originated in 2019	1,340
Originated prior to 2019	3,963
Originated prior to 2019		8,986
Revolving	26,213	25,888
Total loans	127,003	133,525
Commercial | Commercial | Total Criticized
Loans by origination year
Originated in 2023/ 2022	1,683	560
Originated in 2022/2021	906	237
Originated in 2021/2020	271	206
Originated in 2020/2019	163	261
Originated in 2019	121
Originated prior to 2019	118
Originated prior to 2019		193
Revolving	1,616	708
Total loans	4,878	2,165
Commercial | Commercial | Special Mention
Loans by origination year
Originated in 2023/ 2022	827	245
Originated in 2022/2021	274	159
Originated in 2021/2020	117	68
Originated in 2020/2019	92	51
Originated in 2019	18
Originated prior to 2019	12
Originated prior to 2019		64
Revolving	362	344
Total loans	1,702	931
Commercial | Commercial | Classified
Loans by origination year
Originated in 2023/ 2022	856	315
Originated in 2022/2021	632	78
Originated in 2021/2020	154	138
Originated in 2020/2019	71	210
Originated in 2019	103
Originated prior to 2019	106
Originated prior to 2019		129
Revolving	1,254	364
Total loans	3,176	1,234
Commercial | Commercial real estate
Loans by origination year
Originated in 2023/ 2022	11,519	15,252
Originated in 2022/2021	13,354	13,835
Originated in 2021/2020	10,120	6,703
Originated in 2020/2019	3,935	7,546
Originated in 2019	5,444
Originated prior to 2019	6,392
Originated prior to 2019		10,652
Revolving	2,689	1,499
Revolving converted to term	2	0
Total loans	53,455	55,487
Modified loans	717
Commercial | Commercial real estate | Pass
Loans by origination year
Originated in 2023/ 2022	8,848	14,527
Originated in 2022/2021	11,831	13,565
Originated in 2021/2020	9,235	6,489
Originated in 2020/2019	3,797	6,991
Originated in 2019	4,749
Originated prior to 2019	6,010
Originated prior to 2019		9,639
Revolving	2,613	1,489
Revolving converted to term	2	0
Total loans	47,085	52,700
Commercial | Commercial real estate | Total Criticized
Loans by origination year
Originated in 2023/ 2022	2,671	725
Originated in 2022/2021	1,523	270
Originated in 2021/2020	885	214
Originated in 2020/2019	138	555
Originated in 2019	695
Originated prior to 2019	382
Originated prior to 2019		1,013
Revolving	76	10
Revolving converted to term	0	0
Total loans	6,370	2,787
Commercial | Commercial real estate | Special Mention
Loans by origination year
Originated in 2023/ 2022	465	206
Originated in 2022/2021	382	171
Originated in 2021/2020	500	97
Originated in 2020/2019	51	251
Originated in 2019	336
Originated prior to 2019	122
Originated prior to 2019		138
Revolving	6	0
Revolving converted to term	0	0
Total loans	1,862	863
Commercial | Commercial real estate | Classified
Loans by origination year
Originated in 2023/ 2022	2,206	519
Originated in 2022/2021	1,141	99
Originated in 2021/2020	385	117
Originated in 2020/2019	87	304
Originated in 2019	359
Originated prior to 2019	260
Originated prior to 2019		875
Revolving	70	10
Revolving converted to term	0	0
Total loans	4,508	1,924
Consumer | Residential mortgages
Loans by origination year
Originated in 2023/ 2022	9,739	28,452
Originated in 2022/2021	29,163	39,534
Originated in 2021/2020	36,381	16,564
Originated in 2020/2019	14,782	7,240
Originated in 2019	5,892
Originated prior to 2019	19,572
Originated prior to 2019		24,055
Revolving	1	0
Total loans	115,530	115,845
Modified loans	280
Consumer | Residential mortgages | Pass
Loans by origination year
Originated in 2023/ 2022	9,734	28,452
Originated in 2022/2021	29,146	39,527
Originated in 2021/2020	36,365	16,556
Originated in 2020/2019	14,773	7,222
Originated in 2019	5,876
Originated prior to 2019	19,326
Originated prior to 2019		23,658
Revolving	1	0
Total loans	115,221	115,415
Consumer | Residential mortgages | Total Criticized
Loans by origination year
Originated in 2023/ 2022	5	0
Originated in 2022/2021	17	7
Originated in 2021/2020	16	8
Originated in 2020/2019	9	18
Originated in 2019	16
Originated prior to 2019	246
Originated prior to 2019		397
Revolving	0	0
Total loans	309	430
Consumer | Residential mortgages | Special Mention
Loans by origination year
Originated in 2023/ 2022	0	0
Originated in 2022/2021	0	0
Originated in 2021/2020	0	0
Originated in 2020/2019	0	0
Originated in 2019	0
Originated prior to 2019	0
Originated prior to 2019		0
Revolving	0	0
Total loans	0	0
Consumer | Residential mortgages | Classified
Loans by origination year
Originated in 2023/ 2022	5	0
Originated in 2022/2021	17	7
Originated in 2021/2020	16	8
Originated in 2020/2019	9	18
Originated in 2019	16
Originated prior to 2019	246
Originated prior to 2019		397
Revolving	0	0
Total loans	309	430
Consumer | Credit card
Loans by origination year
Total loans	28,560	26,295
Modified loans	350
Consumer | Credit card | Pass
Loans by origination year
Total loans	28,185	26,063
Consumer | Credit card | Total Criticized
Loans by origination year
Total loans	375	232
Consumer | Credit card | Special Mention
Loans by origination year
Total loans	0	0
Consumer | Credit card | Classified
Loans by origination year
Total loans	375	232
Consumer | Other retail
Loans by origination year
Originated in 2023/ 2022	5,188	9,569
Originated in 2022/2021	5,619	15,364
Originated in 2021/2020	10,413	7,839
Originated in 2020/2019	4,550	3,431
Originated in 2019	1,800
Originated prior to 2019	2,228
Originated prior to 2019		3,720
Revolving	13,824	14,127
Revolving converted to term	787	846
Total loans	44,409	54,896
Modified loans	175
Consumer | Other retail | Pass
Loans by origination year
Originated in 2023/ 2022	5,184	9,563
Originated in 2022/2021	5,607	15,352
Originated in 2021/2020	10,398	7,828
Originated in 2020/2019	4,541	3,418
Originated in 2019	1,793
Originated prior to 2019	2,215
Originated prior to 2019		3,689
Revolving	13,720	14,029
Revolving converted to term	735	800
Total loans	44,193	54,679
Consumer | Other retail | Total Criticized
Loans by origination year
Originated in 2023/ 2022	4	6
Originated in 2022/2021	12	12
Originated in 2021/2020	15	11
Originated in 2020/2019	9	13
Originated in 2019	7
Originated prior to 2019	13
Originated prior to 2019		31
Revolving	104	98
Revolving converted to term	52	46
Total loans	216	217
Consumer | Other retail | Special Mention
Loans by origination year
Originated in 2023/ 2022	0	0
Originated in 2022/2021	0	0
Originated in 2021/2020	0	0
Originated in 2020/2019	0	0
Originated in 2019	0
Originated prior to 2019	0
Originated prior to 2019		0
Revolving	0	0
Revolving converted to term	0	0
Total loans	0	0
Consumer | Other retail | Classified
Loans by origination year
Originated in 2023/ 2022	4	6
Originated in 2022/2021	12	12
Originated in 2021/2020	15	11
Originated in 2020/2019	9	13
Originated in 2019	7
Originated prior to 2019	13
Originated prior to 2019		31
Revolving	104	98
Revolving converted to term	52	46
Total loans	$ 216	$ 217